Condensed consolidated financial information related to guaranteed debt securities	12 Months Ended
Dec. 31, 2018
Disclosure of condensed financial information [abstract]
Disclosure of condensed financial information related to guaranteed debt securities [text block]

28 Condensed consolidated financial information related to guaranteed debt securities

Equinor Energy AS, a 100% owned subsidiary of Equinor ASA, is the co-obligor of certain existing debt securities of Equinor ASA that are registered under the US Securities Act of 1933 ("US registered debt securities"). As co-obligor, Equinor Energy AS fully, unconditionally and irrevocably assumes and agrees to perform, jointly and severally with Equinor ASA, the payment and covenant obligations for these US registered debt securities. In the future, Equinor ASA may from time to time issue future US registered debt securities for which Equinor Energy AS will be the co-obligor or guarantor.

The following financial information on a condensed consolidated basis provides financial information about Equinor ASA, as issuer, and Equinor Energy AS, as co-obligor and guarantor, and all other subsidiaries as required by SEC Rule 3-10 of Regulation S-X. The condensed consolidated information is prepared in accordance with Equinor's IFRS accounting policies as described in note 2 Significant accounting policies, except that investments in subsidiaries and jointly controlled entities are accounted for using the equity method as required by Rule 3-10.

The following is condensed consolidated financial information for the full year 2018, 2017 and 2016, and as of 31 December 2018 and 2017.

CONDENSED CONSOLIDATED STATEMENT OF INCOME AND OTHER COMPREHENSIVE INCOME
	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
Full year 2018 (in USD million)

Revenues and other income	51,567	25,365	29,374	(27,004)	79,301
Net income/(loss) from equity accounted companies	7,832	1,065	262	(8,868)	291

Total revenues and other income	59,399	26,430	29,636	(35,872)	79,593

Total operating expenses	(51,596)	(10,138)	(24,862)	27,140	(59,456)

Net operating income/(loss)	7,803	16,292	4,774	(8,732)	20,137

Net financial items	(1,300)	(274)	(505)	817	(1,263)

Income/(loss) before tax	6,503	16,018	4,269	(7,916)	18,874

Income tax	219	(10,719)	(786)	(49)	(11,335)

Net income/(loss)	6,722	5,299	3,483	(7,965)	7,538

Other comprehensive income/(loss)	(867)	(334)	(620)	140	(1,681)

Total comprehensive income/(loss)	5,855	4,965	2,863	(7,825)	5,857

CONDENSED CONSOLIDATED STATEMENT OF INCOME AND OTHER COMPREHENSIVE INCOME
	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
Full year 2017 (in USD million)

Revenues and other income	39,750	20,579	22,204	(21,535)	60,999
Net income/(loss) from equity accounted companies	5,051	(401)	33	(4,495)	188

Total revenues and other income	44,801	20,178	22,237	(26,029)	61,187

Total operating expenses	(39,570)	(9,217)	(20,022)	21,392	(47,416)

Net operating income/(loss)	5,232	10,961	2,216	(4,637)	13,771

Net financial items	311	(378)	439	(724)	(351)

Income/(loss) before tax	5,543	10,583	2,655	(5,361)	13,420

Income tax	(230)	(8,094)	(539)	40	(8,822)

Net income/(loss)	5,314	2,489	2,116	(5,321)	4,598

Other comprehensive income/(loss)	1,017	355	878	(509)	1,741

Total comprehensive income/(loss)	6,330	2,843	2,995	(5,830)	6,339

CONDENSED CONSOLIDATED STATEMENT OF INCOME AND OTHER COMPREHENSIVE INCOME
	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
Full year 2016 (in USD million)

Revenues and other income	31,580	15,405	15,472	(16,464)	45,993
Net income/(loss) from equity accounted companies	(2,726)	(3,987)	26	6,567	(119)

Total revenues and other income	28,854	11,418	15,498	(9,898)	45,873

Total operating expenses	(31,784)	(10,989)	(19,364)	16,344	(45,793)

Net operating income/(loss)	(2,930)	429	(3,865)	6,446	80

Net financial items	728	(560)	(115)	(311)	(258)

Income/(loss) before tax	(2,202)	(131)	(3,980)	6,135	(178)

Income tax	(407)	(2,392)	97	(23)	(2,724)

Net income/(loss)	(2,608)	(2,523)	(3,884)	6,113	(2,902)

Other comprehensive income/(loss)	(671)	153	(280)	441	(357)

Total comprehensive income/(loss)	(3,279)	(2,370)	(4,163)	6,553	(3,259)

CONDENSED CONSOLIDATED BALANCE SHEET
	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
At 31 December 2018 (in USD million)

ASSETS
Property, plant, equipment and intangible assets	502	33,309	41,140	(17)	74,934
Equity accounted companies	46,828	23,668	1,697	(69,330)	2,863
Other non-current assets	2,741	381	5,572	(39)	8,655
Non-current receivables from subsidiaries	25,524	(0)	22	(25,547)	0

Total non-current assets	75,595	57,358	48,432	(94,933)	86,452

Current receivables from subsidiaries	2,379	6,529	13,215	(22,123)	0
Other current assets	13,082	927	4,780	(288)	18,501
Cash and cash equivalents	6,287	27	1,242	0	7,556

Total current assets	21,747	7,483	19,237	(22,411)	26,056

Total assets	97,342	64,841	67,668	(117,343)	112,508

EQUITY AND LIABILITIES
Total equity	42,970	26,706	42,838	(69,524)	42,990

Non-current liabilities to subsidiaries	20	13,847	11,679	(25,547)	(0)
Other non-current liabilities	28,416	17,033	7,536	(71)	52,914

Total non-current liabilities	28,436	30,880	19,216	(25,618)	52,914

Other current liabilities	6,955	6,511	3,216	(78)	16,605
Current liabilities to subsidiaries	18,981	744	2,398	(22,123)	(0)

Total current liabilities	25,936	7,256	5,614	(22,201)	16,605

Total liabilities	54,372	38,135	24,830	(47,819)	69,519

Total equity and liabilities	97,342	64,841	67,668	(117,343)	112,508

CONDENSED CONSOLIDATED BALANCE SHEET
	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
At 31 December 2017 (in USD million)

ASSETS
Property, plant, equipment and intangible assets	541	32,956	38,786	(25)	72,258
Equity accounted companies	42,625	21,593	1,311	(62,978)	2,551
Other non-current assets	3,851	346	4,989	(84)	9,102
Non-current receivables from subsidiaries	25,896	(0)	22	(25,918)	0

Total non-current assets	72,914	54,895	45,107	(89,005)	83,911

Current receivables from subsidiaries	2,448	2,615	14,215	(19,278)	0
Other current assets	16,165	923	5,582	(1,240)	21,430
Cash and cash equivalents	3,759	27	603	0	4,390

Total current assets	22,372	3,566	20,400	(20,517)	25,820

Assets classified as held for sale	0	0	1,369	0	1,369

Total assets	95,286	58,460	66,876	(109,523)	111,100

EQUITY AND LIABILITIES
Total equity	39,861	20,813	42,634	(63,422)	39,885

Non-current liabilities to subsidiaries	19	14,682	11,263	(25,964)	0
Other non-current liabilities	29,070	16,145	7,104	(122)	52,197

Total non-current liabilities	29,090	30,827	18,367	(26,086)	52,198

Other current liabilities	9,242	5,879	4,632	(736)	19,017
Current liabilities to subsidiaries	17,094	941	1,243	(19,278)	0

Total current liabilities	26,335	6,821	5,874	(20,014)	19,017

Total liabilities	55,425	37,648	24,242	(46,100)	71,214

Total equity and liabilities	95,286	58,460	66,876	(109,523)	111,100

CONDENSED CONSOLIDATED CASH FLOW STATEMENT
	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
Full year 2018 (in USD million)

Cash flows provided by (used in) operating activities	4,565	12,421	7,224	(4,516)	19,694
Cash flows provided by (used in) investing activities	1,046	(8,281)	(6,649)	2,672	(11,212)
Cash flows provided by (used in) financing activities	(2,840)	(4,140)	112	1,844	(5,024)

Net increase (decrease) in cash and cash equivalents	2,771	0	687	0	3,458

Effect of exchange rate changes on cash and cash equivalents	(243)	0	(49)	0	(292)
Cash and cash equivalents at the beginning of the period (net of overdraft)	3,759	27	603	0	4,390

Cash and cash equivalents at the end of the period (net of overdraft)	6,287	27	1,242	0	7,556

	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
Full year 2017 (in USD million) (restated*)

Cash flows provided by (used in) operating activities	339	9,506	5,242	(286)	14,802
Cash flows provided by (used in) investing activities	3,227	(9,070)	(4,718)	444	(10,117)
Cash flows provided by (used in) financing activities	(4,459)	(478)	(727)	(158)	(5,822)

Net increase (decrease) in cash and cash equivalents	(892)	(42)	(203)	0	(1,137)

Effect of exchange rate changes on cash and cash equivalents	377	23	36	0	436
Cash and cash equivalents at the beginning of the period (net of overdraft)	4,274	46	770	0	5,090

Cash and cash equivalents at the end of the period (net of overdraft)	3,759	27	603	0	4,390

	Equinor ASA	Equinor Energy AS	Non-guarantor subsidiaries	Consolidation adjustments	The Equinor group
Full year 2016 (in USD million) (restated*)

Cash flows provided by (used in) operating activities	3,158	7,262	1,517	(3,119)	8,818
Cash flows provided by (used in) investing activities	(2,966)	(6,785)	(5,349)	4,869	(10,230)
Cash flows provided by (used in) financing activities	(3,308)	(516)	3,616	(1,750)	(1,959)

Net increase (decrease) in cash and cash equivalents	(3,116)	(39)	(216)	0	(3,371)

Effect of exchange rate changes on cash and cash equivalents	(81)	(2)	(69)	0	(152)
Cash and cash equivalents at the beginning of the period (net of overdraft)	7,471	87	1,056	0	8,613

Cash and cash equivalents at the end of the period (net of overdraft)	4,274	46	770	0	5,090

* Related to a change in accounting policies, see note 27 Changes in accounting policies for more information